Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) $ in Thousands, ¥ in Billions						1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 01, 2023 USD ($)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Aug. 01, 2021 USD ($)	May 01, 2021 USD ($)	Jul. 31, 2023 USD ($) installment	Apr. 30, 2022 USD ($) installment	Aug. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business combination allocated based on fair value of the assets and the liabilities
Goodwill									$ 166,436		$ 120,151	$ 130,405	$ 61,712
Identifiable intangible assets acquired on acquisition date									200
Assets									7,280,358		7,129,454
Liabilities									3,762,742		3,738,914
Operating lease asset									170,266		190,368
Sina.com Technology China Co., Ltd.
Business combination allocated based on fair value of the assets and the liabilities
Assets											340,500
Liabilities											281,100
Additional paid in capital											159,000
Sina.com Technology China Co., Ltd. | Land
Business combination allocated based on fair value of the assets and the liabilities
Operating lease asset											125,800
Sina.com Technology China Co., Ltd. | Office building
Business combination allocated based on fair value of the assets and the liabilities
Assets											$ 170,600
Wuta application
Goodwill, Intangible Assets and Acquisitions
Aggregate consideration					$ 39,540
Business combination allocated based on fair value of the assets and the liabilities
Consideration					39,540
Fair value of previously held equity interest					26,875
Non-controlling interest					10,811
Cash and short-term investments acquired					5,786
Other assets acquired					6,801
Goodwill					51,034
Liabilities assumed					(2,890)
Total					77,226
Number of installments | installment						2	2
Cash consideration						$ 10,300	$ 10,300			$ 39,500
Equity interest, percentage						100.00%	100.00%
Equity interest acquired (in percent)						14.00%	14.00%			51.20%
Equity interest held										34.80%
Identifiable intangible assets acquired on acquisition date					$ 16,495					$ 16,500
Wuta application | Minimum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives										3 years
Wuta application | Maximum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives										10 years
E-sports team
Goodwill, Intangible Assets and Acquisitions
Aggregate consideration				$ 30,953
Business combination allocated based on fair value of the assets and the liabilities
Consideration				30,953
Goodwill				14,745
Liabilities assumed				(3,066)
Total				30,953
Identifiable intangible assets acquired on acquisition date				$ 19,274				$ 19,300
Identifiable intangible assets acquired, estimated lives								10 years
Sina.com Technology (China) Co., Ltd
Goodwill, Intangible Assets and Acquisitions
Aggregate consideration		$ 218,400	¥ 1.5
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 218,400	¥ 1.5
Equity interest acquired (in percent)		100.00%	100.00%								100.00%
Percentage of fair value of the gross assets acquired		90.00%	90.00%
Xi'an Yunrui Network Technology Co Ltd
Goodwill, Intangible Assets and Acquisitions
Aggregate consideration	$ 30,443
Business combination allocated based on fair value of the assets and the liabilities
Consideration	30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Cash and short-term investments acquired	4,864
Other assets acquired	1,483
Goodwill	48,669
Liabilities assumed	(5,190)
Total	81,031
Cash consideration									$ 30,400
Equity interest acquired (in percent)									33.10%
Equity interest held									17.90%
Re - measurement gain									$ 3,900
Identifiable intangible assets acquired on acquisition date	$ 31,205								$ 31,200
Xi'an Yunrui Network Technology Co Ltd | Minimum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives									5 years
Xi'an Yunrui Network Technology Co Ltd | Maximum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives									10 years
Wuta application
Business combination allocated based on fair value of the assets and the liabilities
Total equity interest					86.00%
Weibo Technology
Business combination allocated based on fair value of the assets and the liabilities
Total equity interest									100.00%
Weibo Technology | Xi'an Yunrui Network Technology Co Ltd
Business combination allocated based on fair value of the assets and the liabilities
Total equity interest	51.00%